Expense Example - AZL MVP Balanced Index Strategy Fund - AZL MVP Balanced Index Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894